Benefit Plans - Assumed Health Care Cost Trend Rates (Detail) (Postretirement benefits [Member])	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Postretirement benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Health care cost trend rate assumed for next year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2016	2015